Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: May 2023

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among the Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent. As of November 1, 2021, Computershare Trust Company, National Association is acting as agent for Wells Fargo Bank, National Association, as the Indenture Trustee and Collateral Agent under the Indenture.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: May 31, 2023

(b)	Interest Period: May 15, 2023 through June 14, 2023

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: June 13, 2023

(e)	Distribution Date: June 15, 2023

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director